Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and Development Expense (Income)		$ 3,182	$ 1,096	$ 5,608	$ 8,094	$ 8,793	$ 13,884
General and administrative		1,880	457	4,121	2,359	3,076	4,156
Total operating expenses		5,062	1,553	9,729	10,453	11,869	18,040
Loss from operations		(5,062)	(1,553)	(9,729)	(10,453)	(11,869)	(18,040)
Other income
Interest (expense) income - royalty agreement		(1,017)	(1,298)	(2,764)	7,407	6,265	(10,364)
Interest expense – convertible notes payable		(220)	0	(249)	0
Fair value adjustments on derivative liabilities - royalty agreement		(75)	(52)	(404)	541	485	(300)
Fair value adjustments on convertible notes payable		(568)	0	(568)	0
Other income		167	71	231	657	712	126
Net loss	$ (13,500)	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Net loss per share
Basic (in dollars per share)		$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)	$ 0.68	$ (4.82)
Weighted-average shares used in computing net loss per share:
Basic and diluted (in shares)		5,720,009	5,720,009	5,720,009	5,720,009	5,720,009	5,718,926